Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based payments
Schedule of option plans

	2012 Employee Stock Option Plan	2015 Restricted Stock Unit Plan	2019 Employee Stock
	(2012 ESOP)	(RSU Plan)	Option Plan (2019 ESOP)
Adoption date	October, 2012	July, 2015	June, 2019
Type of shares	class B shares	class B shares	class B shares
Number of options or RSUs reserved	Up to 7 % of total amount of shares	Up to 2,100,000 shares	Up to 3,100,000 shares
Exercise price	Granted during:	Granted during:	Granted during:
	Year 2012: U.S.$ 13.65	Year 2016: n/a	Year 2019: U.S. $ 16.75
	Year 2013: U.S.$ 41.24 - 46.57	Year 2017: n/a
	Year 2014: U.S.$ 34.09 - 37.89	Year 2018: n/a
	Year 2017: U.S.$ 23.94	Year 2019: n/a
Exercise basis	Shares	Shares	Shares
Expiration date	December 2020	December 2022	December 2026
Vesting period	Up to 4 years	Three vesting during up to 2 years	Two vesting during up to 4 years
Other major terms	The options are not transferrable	- The units are not transferrable	- The units are not transferrable
- All other terms of the units under 2015 RSU Plan are to be determined by the Company's BOD or the CEO, if so resolved by the BOD, acting as administrator of the Plan

-The Compensation Committee of the Board, acting as Administrator of the Plan, shall have the authority to adopt, amend and repeal such administrative rules, guidelines and practices relating to the Plan as it deems advisable.

Schedule of changes in outstanding options

	As of	Granted	Forfeited	Exercised	As of
	December 31,	during	during the	during the	December 31,
	2018	the period	period	period	2019
2012 ESOP	1,516,981	—	(60,000)	(303,206)	1,153,775
2015 RSU Plan	813,019	132,800	(14,899)	(565,197)	365,723
2019 ESOP	—	1,280,000	(350,000)	—	930,000
Total	2,330,000	1,412,800	(424,899)	(868,403)	2,449,498

Schedule of valuations of share-based payments

							Weighted
							average
	Number					Weighted	fair value
	of			Risk-free	Expec-	average	per option/
Option plan/	options/	Dividend	Volatility,	interest	ted term,	share price	RSU (U.S.	Valuation
Grant date	RSUs	yield, %	%	rate, %	years	(U.S. $)	$)	method
2012 ESOP	4,128,521	0 - 5.03%	28% - 49.85%	0.29% - 3.85%	2 - 4	28.10	7.14	Black-Scholes-Merton
2015 RSU Plan	2,035,808	0 - 5.7%	40.65% - 64.02%	2.89% - 4.34%	0 - 2	15.26	14.56	Binominal
2019 ESOP	1,280,000	5.7%	41.12%	1.91% - 1.94%	0 - 4	19.81	5.23	Black-Scholes-Merton